Short-term Investments	12 Months Ended
Dec. 31, 2011
Short-term Investments [Abstract]
Short-term Investments
Short-term Investments
At December 31, 2011, we had EUR 35.0 million ($45.3 million as of December 31, 2011) of loan note receivables due from financial institutions. These loan receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are carried at fair market value, which is equal to the cost. These loans consist of $25.9 million which finally matures in November 2013, and $19.4 million which finally matures in October 2013 with put option rights on a quarterly basis. Interest income is determined using the effective interest rate method. These loans are classified as current assets in the accompanying consolidated balance sheets since we may put the loans at our discretion.
At December 31, 2011, we also had EUR 7.2 million ($9.3 million) in term deposits with final maturities between July 2012 and December 2014. The deposits can be withdrawn at the end of each quarter without penalty.
At December 31, 2010, short-term investments consisted of $70.0 million of investments in short-term funds that have a fixed maturity date. Thereof $50.0 million matured in January 2011 and $20.0 million matured in May 2011. These fund investments are carried at fair market value, which is equal to the cost. Additionally, we had EUR 27.0 million ($36.1 million as of December 31, 2010) of loan note receivables due from financial institutions. These loan receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. These loans consist of $9.4 million which matured in February 2011, and $26.7 million which matures in November 2013 with put option rights on a quarterly basis beginning in February 2011. Interest income is determined using the effective interest rate method. These loans are classified as current assets in the accompanying consolidated balance sheets since we may put the loans at our discretion.
For the year ended December 31, 2011 and 2010, proceeds from sales of short term investments totaled $242.6 million and $44.0 million, respectively. There were no realized gains or losses during 2011 or 2010.